NET INCOME (LOSS) PER SHARE (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 23, 2022 class
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of classes of ordinary shares | class					2
Allocation of undistributed earnings:
Net income (loss) attributable to Pagaya Technologies Ltd. shareholders		$ (302,321)	$ (91,151)	$ 14,470
Less: Undistributed earnings allocated to participating securities		(12,205)	(19,558)	(9,558)
Less: Deemed dividend distribution		0	(23,612)	0
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (314,526)	(134,321)	4,912
Adjustment for undistributed earnings allocated to participating securities			0	239
Adjustment for mark-to-market gain			0	(543)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted			$ (134,321)	$ 4,608
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares	[1]	$ (0.69)	$ (0.69)	$ 0.03
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares	[1]	459,044,846	195,312,586	191,146,436
Dilutive effect of firm commitment with founders (in shares) | shares			0	303,455
Dilutive effect of share options (in shares) | shares			0	14,304,044
Dilutive effect of the Option (in shares) | shares			0	1,161,313
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares	[1]	459,044,846	195,312,586	206,915,248
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares	[1]	$ (0.69)	$ (0.69)	$ 0.02
Class A
Allocation of undistributed earnings:
Net income (loss) attributable to Pagaya Technologies Ltd. shareholders		$ (238,299)
Less: Undistributed earnings allocated to participating securities		(9,620)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders		(247,919)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted		$ (247,919)
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (0.69)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares		361,832,962
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares		361,832,962
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (0.69)
Class B
Allocation of undistributed earnings:
Net income (loss) attributable to Pagaya Technologies Ltd. shareholders		$ (64,022)
Less: Undistributed earnings allocated to participating securities		(2,585)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders		(66,607)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted		$ (66,607)
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share) | $ / shares		$ (0.69)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic (in shares) | shares		97,211,885
Weighted average shares used net income (loss) per ordinary share, diluted (in shares) | shares		97,211,885
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share) | $ / shares		$ (0.69)

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.